UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03634

The Guardian Bond Fund, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y. 10004

(Address of principal executive offices) (Zip code)

John H. Walter	Thomas G. Sorell
The Guardian Bond Fund, Inc.	The Guardian Bond Fund, Inc.
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semiannual Report to Shareholders follows.

■ The Guardian Bond Fund	Semiannual Report To Contractowners

Howard W. Chin, Co-Portfolio Manager

Robert Crimmins,

Co-Portfolio Manager

Objective:

Maximum current income without undue risk to principal. Capital appreciation is a secondary objective

Portfolio:

At least 80% in different kinds of investment grade bonds, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies

Inception Date:

May 1, 1983

Net Assets at

June 30, 2006:

$337,379,767

Top Ten Holdings  (As of 6/30/2006)

Company	Coupon	Maturity Date		Percentage of Total Net Assets
FNMA	6.500%	(30 yr. TBA	)	3.07%
U.S. Treasury Bonds	5.375%	2/15/2031		2.75%
U.S. Treasury Notes	5.125%	5/15/2016		2.61%
FNMA	5.500%	5/1/2036		1.89%
FNMA	5.000%	4/1/2034		1.83%
J.P. Morgan Mtg. Tr.	6.000%	9/25/2035		1.76%
U.S. Treasury Bonds	4.500%	2/15/2036		1.62%
Countrywide Home Loans	5.500%	10/25/2035		1.60%
Banc of America Funding Corp.	5.500%	1/25/2036		1.58%
FHLMC	6.000%	11/1/2034		1.57%

Sector Allocation (As of 6/30/2006 and 12/31/2005)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 5/1/1983
The Guardian Bond Fund	–0.78%	–1.04%	4.95%	5.95%	7.87%
Lehman Brothers Aggregate Bond Index	–0.72%	–0.81%	4.97%	6.22%	8.41%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.
•	The Lehman Brothers Aggregate Bond Index is generally considered to be representative of U.S. bond market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN BOND FUND	1

■ The Guardian Bond Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$992.20	$2.91	0.59%
Hypothetical (5% return before expenses)	$1,000	$1,021.87	$2.96	0.59%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN BOND FUND

■	The Guardian Bond Fund, Inc.

Schedule of Investments

June 30, 2006 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 10.9%
$2,890,000	Ameriquest Mtg. Secs., Inc. 2003-5 A6 4.541% due 4/25/2033 (1)	$2,804,203
465,762	Amresco 1997-1 MIF 7.42% due 3/25/2027	463,854
3,262,788	Capital Auto Receivables Asset Tr. 2006-1 A2B 5.229% due 9/15/2008 (1)	3,262,577
3,136,000	Carmax Auto Owner Tr. 2005-1 A4 4.35% due 3/15/2010	3,063,303
395,986	Caterpillar Financial Asset Tr. 2004-A A3 3.13% due 1/26/2009	390,007
465,000	Chase Funding Mtg. Loan 2004-1 1A6 4.266% due 6/25/2015	442,646
	Countrywide Asset-Backed Certificates
346,303	2004-10 AF3 3.842% due 10/25/2030	343,002
600,500	2004-S1 A2 3.872% due 3/25/2020	589,451
3,300,000	Hertz Vehicle Financing LLC 2005-2A A1 5.463% due 2/25/2010†(1)	3,299,952
3,500,000	New Century Home Equity Loan Tr. 2005-A A4 5.114% due 8/25/2035 (1)	3,344,132
2,900,000	Renaissance Home Equity Loan Tr. 2005-2 AF3 4.499% due 8/25/2035 (1)	2,828,748
	Residential Asset Mtg. Prods., Inc.
3,840,000	2004-RS9 AII2 5.663% due 5/25/2034 (1)	3,850,379
2,500,000	2003-RS3 AI4 5.67% due 4/25/2033	2,486,329
2,068,624	Residential Funding Mtg. Secs. 2003-HS3 AI2 3.15% due 7/25/2018	2,029,678
3,586,735	Vanderbilt Acquisition Loan Tr. 2002-1 A3 5.70% due 9/7/2023	3,580,016
4,105,000	Volkswagen Auto Lease Tr. 2004-A A4A 3.09% due 8/20/2010	4,046,385

	Total Asset Backed Securities (Cost $37,322,800)	36,824,662

Collateralized Mortgage Obligations — 13.8%
$5,634,502	Banc of America Funding Corp. 2006-1 3A1 5.50% due 1/25/2036	$5,340,455
	Countrywide Home Loans
5,649,266	2005-21 A2 5.50% due 10/25/2035	5,384,459
2,327,319	2002-19 1A1 6.25% due 11/25/2032	2,320,745
	FHLMC
1,650,000	2626 KA 3.00% due 3/15/2030	1,493,650

Principal Amount		Value

$1,591,839	1534 Z 5.00% due 6/15/2023	$1,542,880
623,678	2500 TD 5.50% due 2/15/2016	621,710
2,800,000	2367 ME 6.50% due 10/15/2031	2,864,333
6,064,897	J.P. Morgan Mtg. Tr. 2005-S2 2A15 6.00% due 9/25/2035	5,922,754
2,142,000	Mastr Asset Securitization Tr. 2003-10 3A7 5.50% due 11/25/2033	2,027,656
4,940,853	Residential Funding Mtg. Secs. 2006-S3 A7 5.50% due 3/25/2036	4,813,329
	Wells Fargo Mtg.-Backed Secs. Tr.
3,180,000	2005-AR10 2A15 4.11% due 6/25/2035 (1)	3,055,505
3,500,000	2003-11 1A3 4.75% due 10/25/2018	3,389,324
5,300,499	2005-5 1A1 5.00% due 5/25/2020	5,043,758
3,013,067	2006-1 A3 5.00% due 3/25/2021	2,872,773

	Total Collateralized Mortgage Obligations (Cost $48,300,980)	46,693,331

Commercial Mortgage Backed Securities — 10.4%
	Chase Comm’l. Mtg. Secs. Corp.
$674,333	1998-2 A2 6.39% due 11/18/2030	$682,114
600,000	1997-1 C 7.37% due 6/19/2029	603,664
3,300,000	Comm’l. Mtg. Pass-Though Certificates 2006-C7 AM 5.794% due 6/10/2046	3,280,092
3,500,000	Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035†(1)	3,351,363
591,894	First Union National Bank Comm’l. Mtg. Tr. 2000-C2 A1 6.94% due 10/15/2032	594,434
3,500,000	GE Comm’l. Mtg. Corp. 2005-C1 A5 4.772% due 6/10/2048	3,243,691
1,049,362	GMAC Comm’l. Mtg. Secs., Inc. 1997-C1 A3 6.869% due 7/15/2029	1,057,725
	J.P. Morgan Chase Comm’l. Mtg. Secs. Corp.
3,300,000	2005-LDP5 A4 5.345% due 12/15/2044 (1)	3,157,207
3,300,000	2006-RR1A A1 5.61% due 10/18/2052†	3,187,800
3,100,000	LB UBS Comm’l. Mtg. Tr. 2006-C3 AM 5.712% due 3/15/2039	3,050,122

See notes to financial statements.

3

■	The Guardian Bond Fund, Inc.

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Principal Amount		Value

	Merrill Lynch Mtg. Tr.
$400,000	2004-BPC1 A5 4.855% due 10/12/2041 (1)	$373,254
3,400,000	2006-C1 AM 5.844% due 5/12/2039 (1)	3,352,795
2,495,000	Morgan Stanley Capital I 1999-RM1 E 7.205% due 12/15/2031 (1)	2,567,662
56,784	Mtg. Capital Funding, Inc. 1997-MC1 A3 7.288% due 7/20/2027	56,821
	Wachovia Bank Comm’l. Mtg. Tr.
3,300,000	2006-C23 A4 5.418% due 1/15/2045	3,182,887
3,310,000	2006-C23 AM 5.466% due 1/15/2045	3,192,053

	Total Commercial Mortgage Backed Securities (Cost $36,104,098)	34,933,684

Corporate Bonds — 18.4%
Aerospace and Defense — 0.8%
$500,000	General Dynamics Corp. 4.50% due 8/15/2010	$479,859
200,000	Lockheed Martin Corp. 8.50% due 12/1/2029	251,728
500,000	TRW, Inc. 7.75% due 6/1/2029	582,010
	United Technologies Corp.
500,000	4.375% due 5/1/2010	478,719
800,000	4.875% due 5/1/2015	746,699

		2,539,015

Automotive — 0.6%
	DaimlerChrysler NA Hldg.
375,000	4.05% due 6/4/2008	362,571
175,000	6.50% due 11/15/2013	174,905
600,000	Ford Motor Credit Co. 6.50% due 1/25/2007	598,961
900,000	General Motors Acceptance Corp. 6.125% due 9/15/2006	898,671

		2,035,108

Chemicals — 0.1%
250,000	Lubrizol Corp. 5.50% due 10/1/2014	235,895

Energy — 0.4%
855,400	RAS Laffan Liquefied Natural Gas 3.437% due 9/15/2009†	821,158
650,000	Western Oil Sands, Inc. 8.375% due 5/1/2012	690,625

		1,511,783

Energy–Refining — 0.4%
1,000,000	Tosco Corp. 8.125% due 2/15/2030	1,222,595

Entertainment — 0.3%
1,000,000	Time Warner, Inc. 7.57% due 2/1/2024	1,062,376

Finance Companies — 1.3%
1,000,000	Capital One Bank 5.75% due 9/15/2010	997,639

Principal Amount		Value

$1,000,000	CIT Group, Inc. 5.393% due 5/18/2007 (1)	$1,001,601
500,000	General Electric Capital Corp. 6.75% due 3/15/2032	533,712
1,000,000	Household Finance Corp. 6.375% due 11/27/2012	1,024,158
700,000	Residential Capital Corp. 6.125% due 11/21/2008	691,888

		4,248,998

Financial — 1.3%
600,000	Ameriprise Financial, Inc. 5.65% due 11/15/2015	578,218
1,200,000	Goldman Sachs Group, Inc. 5.125% due 1/15/2015	1,121,855
	Lehman Brothers Hldgs., Inc.
800,000	4.25% due 1/27/2010	760,029
550,000	6.625% due 1/18/2012	569,393
600,000	Merrill Lynch & Co. 5.00% due 1/15/2015	558,506
	Morgan Stanley
400,000	4.00% due 1/15/2010	378,121
450,000	4.75% due 4/1/2014	412,569

		4,378,691

Financial–Banks — 3.0%
1,300,000	Bank of America Corp. 4.875% due 9/15/2012	1,238,593
600,000	Bank One Corp. 5.25% due 1/30/2013	580,204
750,000	BB&T Corp. 4.90% due 6/30/2017	680,946
	Citigroup, Inc.
1,050,000	4.625% due 8/3/2010	1,011,549
1,300,000	5.00% due 9/15/2014	1,216,757
700,000	City Nat’l. Corp. 5.125% due 2/15/2013	668,164
450,000	Credit Suisse First Boston 6.50% due 1/15/2012	464,332
500,000	HSBC USA, Inc. 4.625% due 4/1/2014	458,431
900,000	J.P. Morgan Chase & Co. 5.75% due 1/2/2013	890,884
750,000	MBNA America Bank Nat’l. 7.125% due 11/15/2012	800,602
900,000	Sovereign Bank 5.125% due 3/15/2013	851,393
350,000	USB Capital IX 6.189% due 3/29/2049 (1)	342,262
400,000	Wachovia Capital Tr. III 5.80% due 3/15/2042 (1)	388,161
500,000	Wachovia Corp. 5.25% due 8/1/2014	476,879

		10,069,157

Food and Beverage — 0.5%
1,050,000	Kellogg Co. 2.875% due 6/1/2008	997,589
750,000	Kraft Foods, Inc. 5.25% due 10/1/2013	716,235

		1,713,824

Gaming — 0.1%
450,000	Harrahs Operating Co., Inc. 5.625% due 6/1/2015	416,216

See notes to financial statements.

4

■	The Guardian Bond Fund, Inc.

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Principal Amount		Value

Health Care — 0.2%
$750,000	Aetna Inc. 6.00% due 6/15/2016	$739,131

Home Construction — 0.3%
500,000	D. R. Horton, Inc. 5.625% due 1/15/2016	452,773
700,000	Ryland Group, Inc. 5.375% due 6/1/2008	689,358

		1,142,131

Insurance — 0.9%
550,000	Genworth Financial, Inc. 4.95% due 10/1/2015	508,426
400,000	Metlife, Inc. 5.70% due 6/15/2035	356,820
700,000	Symetra Financial Corp. 6.125% due 4/1/2016†	677,767
700,000	UnumProvident Finance Co. 6.85% due 11/15/2015†	688,144
900,000	Willis Group NA 5.625% due 7/15/2015	835,818

		3,066,975

Media–Cable — 0.8%
1,800,000	Comcast Cable Comm., Inc. 6.875% due 6/15/2009	1,852,045
800,000	Comcast Corp. 6.45% due 3/15/2037	751,428

		2,603,473

Media–NonCable — 1.0%
400,000	News America Hldgs. 8.00% due 10/17/2016	448,252
2,850,000	Scholastic Corp. 5.75% due 1/15/2007	2,845,431

		3,293,683

Metals and Mining — 0.2%
650,000	Noranda, Inc. 6.00% due 10/15/2015	618,907

Paper and Forest Products — 0.3%
500,000	Packaging Corp. of America 5.75% due 8/1/2013	475,408
	Weyerhaeuser Co.
350,000	6.75% due 3/15/2012	357,581
250,000	7.375% due 3/15/2032	253,105

		1,086,094

Pharmaceuticals — 0.4%
	Genentech, Inc.
750,000	4.75% due 7/15/2015	686,853
650,000	5.25% due 7/15/2035	561,094

		1,247,947

Railroads — 0.6%
550,000	Canadian Nat’l. Railway 6.20% due 6/1/2036	548,548
400,000	CSX Corp. 4.875% due 11/1/2009	388,739
1,100,000	Norfolk Southern Corp. 6.75% due 2/15/2011	1,141,526

		2,078,813

Principal Amount		Value

Real Estate Investment Trusts — 0.5%
$225,000	EOP Operating LP 7.00% due 7/15/2011	$233,744
600,000	ERP Operating LP 5.375% due 8/1/2016	563,118
550,000	Liberty Ppty. LP 7.25% due 3/15/2011	575,857
275,000	Regency Centers LP 6.75% due 1/15/2012	284,718

		1,657,437

Retailers — 0.5%
500,000	CVS Corp. 4.875% due 9/15/2014	456,998
500,000	J.C. Penney Co., Inc. 7.40% due 4/1/2037	523,739
	Wal-Mart Stores, Inc.
350,000	4.50% due 7/1/2015	318,247
398,000	8.75% due 12/29/2006	398,637

		1,697,621

Technology — 0.2%
700,000	Cisco Systems, Inc. 5.50% due 2/22/2016	672,159

Utilities–Electric — 1.7%
750,000	Alabama Power Co. 5.65% due 3/15/2035	667,581
450,000	Exelon Corp. 4.45% due 6/15/2010	428,243
500,000	FirstEnergy Corp. 6.45% due 11/15/2011	508,761
750,000	Florida Power & Light Co. 4.95% due 6/1/2035	622,113
	Nevada Power Co.
750,000	5.875% due 1/15/2015	711,265
350,000	6.65% due 4/1/2036†	330,594
250,000	Pacific Gas & Electric Co. 6.05% due 3/1/2034	235,954
700,000	Potomac Edison Co. 5.35% due 11/15/2014	668,651
1,000,000	Public Service Co. of New Mexico 4.40% due 9/15/2008	969,758
500,000	Public Service Electric Gas Co. 5.125% due 9/1/2012	481,729

		5,624,649

Wireless Communications — 1.2%
650,000	America Movil S.A. de C.V. 6.375% due 3/1/2035	564,993
800,000	New Cingular Wireless Svcs. 8.125% due 5/1/2012	880,349
1,150,000	Sprint Capital Corp. 8.375% due 3/15/2012	1,270,633
1,410,000	Verizon Wireless Capital LLC 5.375% due 12/15/2006	1,408,446

		4,124,421

Wireline Communications — 0.8%
650,000	Deutsche Telekom Int’l. Finance BV 8.25% due 6/15/2030(1)	750,457
	France Telecom S.A.
800,000	7.75% due 3/1/2011(1)	859,364
335,000	8.50% due 3/1/2031(1)	403,097

See notes to financial statements.

5

■	The Guardian Bond Fund, Inc.

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Principal Amount		Value

$950,000	Verizon Global Funding Corp. 5.85% due 9/15/2035	$826,449

		2,839,367

	Total Corporate Bonds (Cost $63,756,664)	61,926,466

Mortgage Pass-Through Securities — 23.5%
	FHLMC
$9,541,489	5.50% due 9/1/2034 - 1/1/2036	$9,180,814
5,369,155	6.00% due 11/1/2034	5,301,971
31,430	7.00% due 8/1/2008	31,728
3,000,000	5.50%, (30 yr. TBA)	2,880,936
	FNMA
16,540,990	5.00% due 1/1/2033 - 8/1/2035	15,502,153
15,446,678	5.50% due 8/1/2019 - 5/1/2036	14,914,641
5,651,811	6.00% due 11/1/2035 - 12/1/2035	5,567,177
1,331,715	6.50% due 8/1/2010 - 12/1/2017	1,350,048
785,271	7.00% due 9/1/2014 - 6/1/2032	804,986
587,863	7.50% due 12/1/2029	609,469
219,783	8.00% due 6/1/2008 - 9/1/2030	230,313
49	8.25% due 1/1/2009	49
4,700,000	5.00%, (15 yr. TBA)	4,525,216
1,600,000	5.50%, (15 yr. TBA)	1,570,000
1,670,000	6.00%, (15 yr. TBA)	1,675,741
2,100,000	5.00%, (30 yr. TBA)	1,962,845
10,300,000	6.50%, (30 yr. TBA)	10,351,500
	GNMA
1,374,723	6.00% due 10/15/2032 - 12/15/2033	1,365,666
1,301,898	6.50% due 2/15/2032 - 4/15/2033	1,319,662

	Total Mortgage Pass-Through Securities (Cost $81,339,154)	79,144,915

Sovereign Debt Securities — 0.7%
	Pemex Project Funding Master Tr.
$550,000	6.625% due 6/15/2035†	$497,750
225,000	6.625% due 6/15/2035	203,625
900,000	7.875% due 2/1/2009	933,750
700,000	Quebec Province 4.60% due 5/26/2015	648,272
150,000	United Mexican States 4.625% due 10/8/2008	146,250

	Total Sovereign Debt Securities (Cost $2,501,857)	2,429,647

Taxable Municipal Security — 0.1%
$450,000	Oregon Sch. Brds. Association 4.759% due 6/30/2028 (Cost $450,000)	$391,860

U.S. Government Securities — 17.5%
U.S. Government Agency Securities — 4.8%
$5,435,000	FHLB 5.20% due 3/28/2018	$5,032,636
	FHLMC
4,500,000	2.875% due 5/15/2007	4,399,506
910,000	3.15% due 12/16/2008	862,469

Principal Amount		Value

	FNMA
$5,300,000	3.25% due 1/15/2008	$5,127,798
760,000	4.50% due 12/1/2009	734,798

		16,157,207

U.S. Treasury Bonds and Notes — 12.7%
	U.S. Treasury Bonds
6,080,000	4.50% due 2/15/2036	5,451,577
9,124,000	5.375% due 2/15/2031	9,281,535
3,380,000	6.25% due 8/15/2023 (2)	3,727,772
	U.S. Treasury Notes
5,230,000	3.625% due 1/15/2010	4,979,530
2,820,000	4.125% due 8/15/2008 - 8/15/2010	2,727,348
1,213,000	4.25% due 8/15/2015	1,134,960
2,505,000	4.375% due 5/15/2007	2,485,822
3,760,000	4.50% due 2/28/2011 - 2/15/2016	3,590,779
315,000	4.75% due 3/31/2011	310,263
435,000	4.875% due 5/31/2011	430,582
8,820,000	5.125% due 5/15/2016	8,809,663

		42,929,831

	Total U.S. Government Securities (Cost $60,113,605)	59,087,038

Commercial Paper — 6.9%
Finance Companies — 2.5%
$4,000,000	Barton Capital LLC 5.15% due 7/18/2006†(2)	$3,990,272
4,400,000	Ricoh Finance Corp. 5.12% due 7/13/2006 (2)	4,392,491

		8,382,763

Financial — 1.1%
3,825,000	Morgan Stanley 5.10% due 7/18/2006 (2)	3,815,788

Manufacturing — 1.8%
6,000,000	Danaher Corp. 5.10% due 7/13/2006 (2)	5,989,800

Personal Products — 1.5%
5,000,000	L’Oreal USA, Inc. 5.09% due 7/13/2006 (2)	4,991,517

	Total Commercial Paper (Cost $23,179,868)	23,179,868

Repurchase Agreement — 4.0%
$13,666,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2006, maturity value $13,671,637 at 4.95%, due 7/3/2006 (3) (Cost $13,666,000)	$13,666,000

Total Investments — 106.2% (Cost $366,735,026)		358,277,471
Payables for Mortgage Pass-Through Delayed Delivery Securities (2) — (6.9)%		(23,108,722)
Cash, Receivables, and Other Assets Less Liabilities — 0.7%		2,211,018

Net Assets — 100%		$337,379,767

See notes to financial statements.

6

■	The Guardian Bond Fund, Inc.

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 6/30/2006, the aggregate market value of these securities amounted to $16,844,800 representing 5.0% of net assets which have been deemed liquid pursuant to the Fund’s liquidity procedures approved by the Board of Directors.
(1)	Floating rate note. The rate shown is the rate in effect at 6/30/2006.
(2)	Securities are segregated to cover forward mortgage purchases.
(3)	The repurchase agreement is fully collateralized by $13,955,000 in U.S. Government Agency, 4.125%-6.00%, due 5/29/2009-5/15/2011, with a value of $13,940,495.

Glossary of Terms:

TBA — To Be Announced.

See notes to financial statements.

7

■	The Guardian Bond Fund, Inc.

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS
Investments, at market (cost $366,735,026)	$358,277,471
Cash	418
Interest receivable	2,618,685
Receivable for fund shares sold	570,298
Other assets	6,008

Total Assets	361,472,880

LIABILITIES
Payable for forward mortgage securities purchased — Note F	23,108,722
Payable for securities purchased	684,672
Payable for fund shares redeemed	152,110
Accrued expenses	10,449
Due to GIS	137,160

Total Liabilities	24,093,113

Net Assets	$337,379,767

COMPONENTS OF NET ASSETS
Capital stock, at par	$2,929,444
Additional paid-in capital	345,250,463
Undistributed net investment income	2,115,424
Accumulated net realized loss on investments	(4,458,009)
Net unrealized depreciation of investments	(8,457,555)

Net Assets	$337,379,767

Shares Outstanding — $0.10 Par Value	29,294,443

Net Asset Value Per Share	$11.52

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$8,373,675

Expenses:
Investment advisory fees — Note B	816,831
Custodian fees	56,547
Interest expense on reverse repurchase agreements	24,652
Printing expense	23,224
Directors’ fees — Note B	20,964
Audit fees	12,785
Insurance expense	11,074
Legal fees	6,122
Loan commitment fees — Note H	2,934
Registration fees	469
Other	228

Total Expenses	975,830

Net Investment Income	7,397,845

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments — Note A	(3,194,824)
Net change in unrealized depreciation of investments — Note C	(6,947,871)

Net Realized and Unrealized Loss on Investments	(10,142,695)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,744,850)

See notes to financial statements.

8

■	The Guardian Bond Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$7,397,845	$13,424,289
Net realized gain/(loss) on investments	(3,194,824)	597,998
Net change in unrealized appreciation/(depreciation) of investments	(6,947,871)	(6,304,882)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,744,850)	7,717,405

Dividends and Distributions to Shareholders from:
Net investment income	(5,925,716)	(13,044,030)
Net realized gain on investments	(17,102)	(2,350,408)

Total Dividends and Distributions to Shareholders	(5,942,818)	(15,394,438)

From Capital Share Transactions:
Net increase/(decrease) in net assets from capital share transactions — Note G	17,359,859	(9,608,868)

Net Increase/(Decrease) in Net Assets	8,672,191	(17,285,901)

NET ASSETS:

Beginning of period	328,707,576	345,993,477

End of period*	$337,379,767	$328,707,576

* Includes undistributed net investment income of:	$2,115,424	$643,295

See notes to financial statements.

9

■	The Guardian Bond Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, (Audited)
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$11.82		$12.11	$12.25	$12.52	$11.99	$11.75

Income from investment operations:
Net investment income	0.26		0.50	0.51	0.50	0.57	0.69
Net realized and unrealized gain/(loss) on investments	(0.35)		(0.21)	0.00 (a)	0.09	0.55	0.34

Net increase/(decrease) from investment operations	(0.09)		0.29	0.51	0.59	1.12	1.03

Dividends and distributions to shareholders from:
Net investment income	(0.21)		(0.49)	(0.52)	(0.48)	(0.55)	(0.73)
Net realized gain on investments	(0.00	) (a)	(0.09)	(0.13)	(0.38)	(0.04)	(0.06)

Total dividends and distributions	(0.21)		(0.58)	(0.65)	(0.86)	(0.59)	(0.79)

Net asset value, end of period	$11.52		$11.82	$12.11	$12.25	$12.52	$11.99

Total return*	(0.78	)%(b)	2.35%	4.21%	4.73%	9.47%	8.86%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$337,380		$328,708	$345,993	$384,642	$435,089	$357,892
Ratio of expenses to average net assets	0.59	%(c)	0.59%	0.57%	0.56%	0.56%	0.57%
Ratio of net expenses excluding interest expense to average net assets	0.58	%(c)	0.58%	0.57%	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets	4.53	%(c)	4.06%	4.02%	3.75%	4.55%	5.41%
Portfolio turnover rate	70%		169%	217%	215%	249%	414%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

10

■	The Guardian Bond Fund, Inc.

Notes to Financial Statements

June 30, 2006 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian Bond Fund, Inc. (the Fund or GBF) is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act).

Shares of GBF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities, restricted securities and illiquid securities) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term debt securities with maturities of 60 days or less are valued on an amortized cost basis which approximates market value.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GBF. Net realized short-term and long-term capital gains for GBF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GBF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

Taxes

GBF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 0.50% of the average daily net assets of the Fund.

11

■	The Guardian Bond Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $244,615,097 and $223,561,905, respectively, during the six months ended June 30, 2006.

The cost of investments owned at June 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments at June 30, 2006 aggregated $455,402 and $8,912,957, respectively, resulting in net unrealized depreciation of $8,457,555.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GBF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GBF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Reverse Repurchase Agreements

GBF may enter into reverse repurchase agreements with banks or third party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GBF enters into a reverse repurchase agreement, GBF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GBF may be unable to deliver the securities when GBF seeks to repurchase them.

Note F.	Dollar Roll Transactions

GBF may enter into dollar rolls (principally using TBA’s) in which GBF sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar securities at an agreed-upon price on a fixed date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GBF may be unable to deliver the securities when the GBF seeks to repurchase them. GBF is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in GBF’s net asset value and may be viewed as a form of leverage.

Note G.	Transactions in Capital Stock

There are 100,000,000 shares of $0.10 par value capital stock authorized for GBF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
	Shares		Amount
Shares sold	3,658,052	4,135,398	$42,911,291	$50,084,960
Shares issued in reinvestment of dividends and distributions	512,754	1,290,355	5,942,818	15,394,438
Shares repurchased	(2,680,046)	(6,193,346)	(31,494,250)	(75,088,266)

Net increase/(decrease)	1,490,760	(767,593)	$17,359,859	$(9,608,868)

12

■	The Guardian Bond Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

Note H.	Line of Credit

A $100,000,000 line of credit available to GBF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the six months ended June 30, 2006, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

13

■	The Guardian Bond Fund, Inc.

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

14

■	The Guardian Bond Fund, Inc.

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Specific Fund Findings

The Guardian Bond Fund

In determining to recommend renewal of the Fund’s Management Agreement, the Independent Directors concluded that investment performance was satisfactory and that the management fee rate was reasonable.

15

■	The Guardian Bond Fund, Inc.

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

16

■	The Guardian Bond Fund, Inc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies for all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

17

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in response to Item1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Bond Fund, Inc.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell President of The Guardian Bond Fund, Inc.

Date: September 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell President of The Guardian Bond Fund, Inc.

Date: September 6, 2006

By:	/s/ John H. Walter
John H. Walter Vice President and Treasurer of The Guardian Bond Fund, Inc.

Date: September 6, 2006